Income Tax (Schedule of Reconciliation Between Theoretical Tax on Pre-tax Profit and Tax Expense) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income tax [Abstract]
Profit before taxes on income	₪ 153	₪ 160	₪ 133
Primary tax rate of the Group	24.00%	25.00%	26.50%
Tax calculated according to the Group's primary tax rate	₪ 37	₪ 40	₪ 35
Additional tax (tax saving) in respect of:
Non-deductible expenses	5	4	5
Taxes in respect of previous years	(1)	(27)
Effect of change in tax rate		(19)
Tax exempt income			(1)
Other differences	(1)	12	(3)
Income tax expense	₪ 40	₪ 10	₪ 36